Other current assets (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Deposit	48,108	52,693	40,495
Prepayment	44,042	46,511	35,744
Other current assets	48,250	6,122	4,704
	140,400	105,326	80,943

	As of April 30,
	2024	2025	2025
	S$	S$	US$
Deposit	43,250	48,108	36,851
Prepayment	20,898	44,042	33,736
Other current assets	1,008	48,250	36,959
	65,156	140,400	107,546